Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2022 JPY (¥)
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 0
Loan forgiveness or debt to equity swaps charge-offs	140
Interest rate reduction and/or postponement of principal and/or interest	346
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	140
Interest rate reduction and/or postponement of principal and/or interest	325
Domestic | Housing Loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	3
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	10
Domestic | Large Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	140
Interest rate reduction and/or postponement of principal and/or interest	257
Domestic | Small And Medium Sized Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	55
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	¥ 21